INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Fair value, beginning of year	$124,152	$115,100
Additions	13,228	9,278
Acquisitions through business combinations	11	3,244
Dispositions[1]	(6,538)	(4,258)
BSREP IV deconsolidation[2]	(24,862)	—
Fair value changes	556	(105)
Foreign currency translation and other	(2,882)	893
Fair value, end of year[3]	$103,665	$124,152
1.Includes amounts reclassified to held for sale.
2.Following the completion of the partial sale of BSREP IV to BWS, our investment in BSREP IV was deconsolidated and recognized within equity accounted investments. BN was issued additional Class C shares in BWS as consideration for the acquisition by BWS.
3.As at December 31, 2024, the ending balance includes $96.5 billion (December 31, 2023 – $114.8 billion) of investment properties leased to third parties and $4.2 billion of ROU investment properties (December 31, 2023 – $4.8 billion).

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2024			2023
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$21	$1,362	$—	$25	$1,575	$—
Corporate bonds	—	1,554	740	—	1,662	777
Fixed income securities and other	475	878	6,026	455	958	4,903
Common shares and warrants	661	1,319	3,764	857	1,309	3,015
Loans and notes receivables	—	31	10	—	46	17
	1,157	5,144	10,540	1,337	5,550	8,712
Accounts receivable and other	—	4,387	353	6	2,520	89
	$1,157	$9,531	$10,893	$1,343	$8,070	$8,801
Financial liabilities
Accounts payable and other	$—	$2,037	$3,523	$9	$5,119	$3,259
Subsidiary equity obligations	—	—	129	4	—	259
	$—	$2,037	$3,652	$13	$5,119	$3,518
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2024	2023
Core	$18,501	$18,970
Transitional and development	21,495	23,016
LP Investments[1]	58,446	77,627
Other investment properties	5,223	4,539
	$103,665	$124,152

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2024			2023
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.3%	4.8%	11	6.2%	4.8%	11
Transitional and development[1]	7.9%	6.3%	10	7.9%	6.2%	10
LP Investments[1,2]	9.1%	6.2%	14	8.6%	5.8%	13
Other investment properties[3]	7.9%	n/a	n/a	7.4%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.